DWS Equity 500 Index VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.63%	14.13%	14.52%
Performance Inception Date	Oct. 01, 1997